PRUDENTIAL INVESTMENT PORTFOLIOS 9

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

July 12, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: 497 Filing for Prudential Investment Portfolios 9 – Prudential Large-Cap Core Equity Fund

Registration numbers 333-66895 and 811-09101

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated June 30, 2011 (SEC accession number 0000067590-11-000482), to the Prospectus, dated January 11, 2011 for the Prudential Large-Cap Core Equity Fund (the “Fund”). The purpose of the filing is to submit the 497 filing dated June 30, 2011 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary